Equity Investment - Schedule of Equity Method Investment (Detail)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees		40.00%
Consorcio Serra Do Facao [Member] | Brazil [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	35.00%
DBGP Trust [Member] | Australia [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	20.00%
Energetica Barra Grande SA [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	42.20%	42.20%	42.20%
Energetica Barra Grande SA [Member] | Brazil [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	42.20%
Halco Mining Inc [Member] | GUINEA
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	45.00%
Maaden Rolling CO [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	25.10%	25.10%	25.10%
Maaden Rolling CO [Member] | SAUDI ARABIA
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	25.10%
Maaden Smelting CO [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	25.10%	25.10%	25.10%
Maaden Smelting CO [Member] | SAUDI ARABIA
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	25.10%
Maaden Bauxite and Alumina CO [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	25.10%	25.10%	25.10%
Maaden Bauxite and Alumina CO [Member] | SAUDI ARABIA
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	25.10%
Manicouagan Power Limited Partnership [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	40.00%	40.00%	40.00%
Manicouagan Power Limited Partnership [Member] | Canada [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	40.00%
MRN [Member] | Brazil [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	18.20%
Pechiney Reynolds Quebec Inc [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	49.80%	49.80%	49.80%
Pechiney Reynolds Quebec Inc [Member] | Canada [Member]
Income Statement Equity Method Investments [Line Items]
Alcoa Corporation's percentage of ownership in equity investees	49.80%